Deposits - Composition of Deposits (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Banking and Thrift [Abstract]
Non-interest bearing	$ 170,029,729	$ 159,291,356
NOW and money market accounts	298,220,430	306,047,053
Savings deposits	76,735,710	77,784,876
Time deposits, $250,000 or more	65,406,835	36,237,241
Other time deposits	145,828,806	141,324,973
Total deposits	$ 756,221,510	$ 720,685,499